Schedule of share based compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation	$ 1,543,455	$ 414,051	$ 9,119,764